RISK MANAGEMENT - Risk exposure by credit rating (Details) - Other Financial Instruments - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Unrated credit exposures	$ 177,085	$ 316,443
Maximum exposure	30,404,102	30,685,486
Sovereign Risk
RISK MANAGEMENT
Rated credit exposures	11,714,435	9,964,881
AAA
RISK MANAGEMENT
Rated credit exposures	6,566,489	9,645,217
AA+
RISK MANAGEMENT
Rated credit exposures	3,068,211	1,781,437
AA
RISK MANAGEMENT
Rated credit exposures	103,626	153,263
AA-
RISK MANAGEMENT
Rated credit exposures	23,858	450,328
A+
RISK MANAGEMENT
Rated credit exposures	441,670	803,321
A
RISK MANAGEMENT
Rated credit exposures	84,104	676,205
A-
RISK MANAGEMENT
Rated credit exposures	661,994	307,795
BBB+
RISK MANAGEMENT
Rated credit exposures	560,987	659,735
BBB
RISK MANAGEMENT
Rated credit exposures	307,309	1,424,257
BBB-
RISK MANAGEMENT
Rated credit exposures	1,955,566	1,054,698
Other
RISK MANAGEMENT
Rated credit exposures	$ 4,738,768	$ 3,447,906